Quarterly Holdings Report
for

Fidelity Advisor® New Insights Fund

September 30, 2019

ANIF-QTLY-1119
1.808768.115

Schedule of Investments September 30, 2019 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.9%
	Shares	Value (000s)
COMMUNICATION SERVICES - 13.5%
Diversified Telecommunication Services - 0.6%
Iridium Communications, Inc. (a)	109,607	$2,332
Verizon Communications, Inc.	2,610,000	157,540
		159,872
Entertainment - 2.6%
Activision Blizzard, Inc.	694,132	36,733
Live Nation Entertainment, Inc. (a)	137,852	9,145
Netflix, Inc. (a)	1,655,900	443,152
Spotify Technology SA (a)	65,400	7,456
The Walt Disney Co.	1,004,500	130,906
Trion World, Inc. (a)(b)(c)	702,569	0
Weinstein Co. Holdings LLC Class A-1 (a)(b)(c)	2,267	0
WME Entertainment Parent, LLC Class A (a)(b)(c)(d)	13,518,536	32,444
		659,836
Interactive Media & Services - 8.6%
Alphabet, Inc.:
Class A (a)	564,267	689,049
Class C (a)	70,766	86,264
CarGurus, Inc. Class A (a)	198,954	6,158
Facebook, Inc. Class A (a)	6,684,201	1,190,323
Match Group, Inc. (e)	19,300	1,379
Pinterest, Inc.	7,896,087	198,409
Twitter, Inc. (a)	547,100	22,541
		2,194,123
Media - 1.2%
Charter Communications, Inc. Class A (a)	25,100	10,344
Comcast Corp. Class A	5,675,300	255,843
Liberty Media Corp. Liberty Formula One Group Series C (a)	971,800	40,417
		306,604
Wireless Telecommunication Services - 0.5%
SoftBank Corp.	76,200	3,007
Sprint Corp. (a)	12,594,902	77,711
T-Mobile U.S., Inc. (a)	707,200	55,706
		136,424

TOTAL COMMUNICATION SERVICES		3,456,859

CONSUMER DISCRETIONARY - 12.7%
Automobiles - 0.6%
Fiat Chrysler Automobiles NV	5,003,700	64,798
General Motors Co.	1,660,800	62,247
Tesla, Inc. (a)(e)	82,024	19,757
Toyota Motor Corp.	183,100	12,297
		159,099
Hotels, Restaurants & Leisure - 1.4%
ARAMARK Holdings Corp.	808,500	35,234
Chipotle Mexican Grill, Inc. (a)	87,800	73,793
Dunkin' Brands Group, Inc.	538,000	42,696
Evolution Gaming Group AB (f)	172,100	3,385
Hilton Worldwide Holdings, Inc.	121,534	11,316
Marriott International, Inc. Class A	6,015	748
McDonald's Corp.	732,000	157,168
Sea Ltd. ADR (a)	50,000	1,548
Starbucks Corp.	194,100	17,162
Wynn Resorts Ltd.	189,900	20,646
		363,696
Household Durables - 0.7%
Blu Homes, Inc. (a)(b)(c)	98,215,581	170
D.R. Horton, Inc.	1,276,224	67,270
Mohawk Industries, Inc. (a)	84,800	10,521
Newell Brands, Inc.	1,832,800	34,310
NVR, Inc. (a)	16,760	62,303
		174,574
Internet & Direct Marketing Retail - 5.5%
Alibaba Group Holding Ltd. sponsored ADR (a)	46,200	7,726
Amazon.com, Inc. (a)	747,460	1,297,522
eBay, Inc.	772,000	30,093
Meituan Dianping Class B	163,400	1,670
MercadoLibre, Inc. (a)	21,100	11,631
Pinduoduo, Inc. ADR (a)	47,500	1,530
The Booking Holdings, Inc. (a)	32,700	64,177
Wayfair LLC Class A (a)	7,500	841
		1,415,190
Leisure Products - 0.4%
Peloton Interactive, Inc.	3,760,544	84,951
Peloton Interactive, Inc. Class A (a)	247,600	6,215
		91,166
Multiline Retail - 0.4%
Dollar General Corp.	478,500	76,053
Dollar Tree, Inc. (a)	96,400	11,005
		87,058
Specialty Retail - 2.1%
Aston Martin Lagonda Global Holdings PLC (a)(f)	4,107,913	26,578
AutoZone, Inc. (a)	46,634	50,580
Best Buy Co., Inc.	303,400	20,932
Burlington Stores, Inc. (a)	8,000	1,599
IAA Spinco, Inc. (a)	751,300	31,352
John David Group PLC	1,149,400	10,619
National Vision Holdings, Inc. (a)	1,657,179	39,888
O'Reilly Automotive, Inc. (a)	78,892	31,439
Ross Stores, Inc.	149,400	16,412
The Home Depot, Inc.	361,800	83,945
Tiffany & Co., Inc. (e)	437,000	40,479
TJX Companies, Inc.	3,113,234	173,532
		527,355
Textiles, Apparel & Luxury Goods - 1.6%
adidas AG	329,307	102,528
Allbirds, Inc. (a)(b)(c)	37,884	1,905
Brunello Cucinelli SpA	1,809,400	56,364
Burberry Group PLC	140,600	3,758
China Hongxing Sports Ltd. (a)(c)	6,000,000	246
Deckers Outdoor Corp. (a)	56,300	8,296
Gildan Activewear, Inc.	297,800	10,569
Hermes International SCA	6,920	4,782
lululemon athletica, Inc. (a)	62,100	11,956
LVMH Moet Hennessy Louis Vuitton SE	20,400	8,094
NIKE, Inc. Class B	629,266	59,101
PVH Corp.	438,200	38,662
Ralph Lauren Corp.	32,400	3,093
Tapestry, Inc.	1,384,900	36,077
Under Armour, Inc. Class A (sub. vtg.) (a)(e)	1,583,300	31,571
VF Corp.	439,100	39,076
		416,078

TOTAL CONSUMER DISCRETIONARY		3,234,216

CONSUMER STAPLES - 5.0%
Beverages - 0.9%
Boston Beer Co., Inc. Class A (a)	1,400	510
Budweiser Brewing Co. APAC Ltd. (a)(f)	2,344,600	8,436
Diageo PLC	329,420	13,457
Diageo PLC sponsored ADR	187,700	30,693
Keurig Dr. Pepper, Inc.	1,467,900	40,103
Monster Beverage Corp. (a)	106,700	6,195
PepsiCo, Inc.	421,300	57,760
The Coca-Cola Co.	1,078,097	58,692
		215,846
Food & Staples Retailing - 1.8%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	291,000	8,918
Costco Wholesale Corp.	489,856	141,132
Kroger Co.	1,035,300	26,690
Performance Food Group Co. (a)	1,056,900	48,628
U.S. Foods Holding Corp. (a)	1,159,400	47,651
Walmart, Inc.	1,638,200	194,422
		467,441
Food Products - 0.6%
Barry Callebaut AG	823	1,697
Danone SA	601,300	52,964
Greencore Group PLC	18,326,123	50,924
Mondelez International, Inc.	426,800	23,611
The Simply Good Foods Co. (a)	497,900	14,434
		143,630
Household Products - 0.4%
Procter & Gamble Co.	873,700	108,671
Personal Products - 1.3%
Estee Lauder Companies, Inc. Class A	1,101,058	219,055
L'Oreal SA	12,800	3,584
Shiseido Co. Ltd.	297,300	23,861
Unilever NV	1,435,700	86,210
		332,710

TOTAL CONSUMER STAPLES		1,268,298

ENERGY - 4.0%
Energy Equipment & Services - 0.2%
Borr Drilling Ltd. (a)(e)	3,051,520	15,798
Oceaneering International, Inc. (a)	2,249,417	30,480
Pacific Drilling SA (a)	1,373,593	5,371
		51,649
Oil, Gas & Consumable Fuels - 3.8%
BP PLC sponsored ADR	2,340,784	88,926
Cabot Oil & Gas Corp.	2,229,880	39,179
Centennial Resource Development, Inc. Class A (a)	4,322,118	19,514
Cheniere Energy, Inc. (a)	789,600	49,792
Concho Resources, Inc. (a)	25,680	1,744
Continental Resources, Inc.	235,019	7,236
Exxon Mobil Corp.	3,957,600	279,446
Golar LNG Ltd.	1,567,200	20,358
GoviEx Uranium, Inc. (a)	851,865	103
GoviEx Uranium, Inc. (a)(f)	23,200	3
GoviEx Uranium, Inc. Class A (a)(f)	2,625,135	317
Hess Corp.	2,830,900	171,213
Kosmos Energy Ltd.	15,492,500	96,673
Magnolia Oil & Gas Corp. Class A (a)	971,000	10,778
Noble Energy, Inc.	200,100	4,494
Reliance Industries Ltd.	2,817,073	53,125
The Williams Companies, Inc.	3,463,448	83,331
Valero Energy Corp.	682,000	58,134
		984,366

TOTAL ENERGY		1,036,015

FINANCIALS - 13.9%
Banks - 4.3%
Bank of America Corp.	17,483,127	509,983
Citigroup, Inc.	971,400	67,104
HDFC Bank Ltd. sponsored ADR	2,663,846	151,972
JPMorgan Chase & Co.	1,322,200	155,610
Kotak Mahindra Bank Ltd.	1,962,572	45,684
PNC Financial Services Group, Inc.	753,189	105,567
SunTrust Banks, Inc.	982,100	67,568
		1,103,488
Capital Markets - 1.3%
Bank of New York Mellon Corp.	836,939	37,838
Brookfield Asset Management, Inc. Class A	319,800	16,981
CME Group, Inc.	250,400	52,920
Goldman Sachs Group, Inc.	329,800	68,344
Northern Trust Corp.	491,700	45,885
S&P Global, Inc.	12,300	3,013
The NASDAQ OMX Group, Inc.	672,300	66,793
TPG Specialty Lending, Inc.	1,968,769	41,305
Tradeweb Markets, Inc. Class A	14,900	551
		333,630
Consumer Finance - 0.9%
American Express Co.	1,819,300	215,187
Oportun Finance Corp.	981,015	14,321
		229,508
Diversified Financial Services - 3.6%
Berkshire Hathaway, Inc.:
Class A (a)	2,260	704,740
Class B (a)	970,100	201,800
Clarivate Analytics PLC (a)	993,700	16,764
		923,304
Insurance - 3.6%
Admiral Group PLC	886,387	23,083
AFLAC, Inc.	62,800	3,286
Allstate Corp.	55,900	6,075
American International Group, Inc.	4,792,600	266,948
Arch Capital Group Ltd. (a)	2,446,400	102,700
Chubb Ltd.	941,985	152,074
Fairfax Financial Holdings Ltd. (sub. vtg.)	36,000	15,869
First American Financial Corp.	898,900	53,044
FNF Group	2,159,300	95,895
Hapvida Participacoes e Investimentos SA (f)	719,600	9,326
Hiscox Ltd.	1,752,113	35,762
Marsh & McLennan Companies, Inc.	59,200	5,923
MetLife, Inc.	1,443,200	68,061
Progressive Corp.	427,500	33,024
The Travelers Companies, Inc.	277,000	41,187
		912,257
Thrifts & Mortgage Finance - 0.2%
Radian Group, Inc.	2,281,789	52,116

TOTAL FINANCIALS		3,554,303

HEALTH CARE - 11.5%
Biotechnology - 1.4%
23andMe, Inc. (a)(b)(c)	22,532	299
Acceleron Pharma, Inc. (a)	67,842	2,680
Alexion Pharmaceuticals, Inc. (a)	129,800	12,713
Allogene Therapeutics, Inc. (e)	169,034	4,607
Amgen, Inc.	729,499	141,165
Ascendis Pharma A/S sponsored ADR (a)	26,600	2,562
bluebird bio, Inc. (a)	87,600	8,043
Bridgebio Pharma, Inc.	109,660	2,354
CSL Ltd.	12,228	1,929
Galapagos Genomics NV sponsored ADR (a)	9,400	1,435
Gossamer Bio, Inc. (e)	81,493	1,368
Light Sciences Oncology, Inc. (a)(c)	2,708,254	0
Morphosys AG (a)	10,200	1,124
Neurocrine Biosciences, Inc. (a)	103,026	9,284
Olivo Labs (a)(b)(c)	630,333	0
Regeneron Pharmaceuticals, Inc. (a)	91,600	25,410
Sage Therapeutics, Inc. (a)	61,700	8,656
Vertex Pharmaceuticals, Inc. (a)	830,769	140,749
Wuxi Biologics (Cayman), Inc. (a)(f)	156,000	1,592
		365,970
Health Care Equipment & Supplies - 3.8%
Abbott Laboratories	1,360,800	113,858
Alcon, Inc. (a)	243,540	14,196
Baxter International, Inc.	1,897,100	165,939
Becton, Dickinson & Co.	388,100	98,174
Boston Scientific Corp. (a)	2,106,324	85,706
Danaher Corp.	1,295,500	187,109
DexCom, Inc. (a)	309,700	46,220
Edwards Lifesciences Corp. (a)	619,500	136,234
Hoya Corp.	26,400	2,162
I-Pulse, Inc. (a)(b)(c)	58,562	556
IDEXX Laboratories, Inc. (a)	15,002	4,079
Intuitive Surgical, Inc. (a)	59,000	31,856
Masimo Corp. (a)	22,200	3,303
ResMed, Inc.	5,041	681
Smith & Nephew PLC	207,600	4,999
Sonova Holding AG Class B	73,800	17,155
Stryker Corp.	230,600	49,879
		962,106
Health Care Providers & Services - 2.1%
Cigna Corp.	10,300	1,563
Covetrus, Inc. (a)	276,163	3,284
CVS Health Corp.	933,500	58,876
Henry Schein, Inc. (a)	835,062	53,026
UnitedHealth Group, Inc.	1,653,373	359,311
Universal Health Services, Inc. Class B	487,300	72,486
		548,546
Health Care Technology - 0.4%
Castlight Health, Inc. (a)	1,303,800	1,838
Cerner Corp.	105,800	7,212
Veeva Systems, Inc. Class A (a)	675,670	103,168
		112,218
Life Sciences Tools & Services - 2.2%
10X Genomics, Inc. (a)	56,000	2,822
Agilent Technologies, Inc.	927,300	71,059
Avantor, Inc.	1,774,900	26,091
Bio-Rad Laboratories, Inc. Class A (a)	9,400	3,128
Bruker Corp.	1,077,100	47,317
IQVIA Holdings, Inc. (a)	293,407	43,829
Mettler-Toledo International, Inc. (a)	176,794	124,534
Thermo Fisher Scientific, Inc.	797,169	232,191
		550,971
Pharmaceuticals - 1.6%
AstraZeneca PLC:
(United Kingdom)	78,421	7,002
sponsored ADR	1,910,200	85,138
Catalent, Inc. (a)	771,000	36,746
GlaxoSmithKline PLC	601	13
Hansoh Pharmaceutical Group Co. Ltd. (f)	3,159,000	9,673
Idorsia Ltd. (a)	334,300	8,220
Merck & Co., Inc.	667,400	56,182
Novartis AG sponsored ADR	489,800	42,564
Perrigo Co. PLC	911,900	50,966
Roche Holding AG (participation certificate)	133,180	38,777
Turning Point Therapeutics, Inc.	111,400	4,189
Zoetis, Inc. Class A	470,100	58,570
		398,040

TOTAL HEALTH CARE		2,937,851

INDUSTRIALS - 7.1%
Aerospace & Defense - 2.2%
General Dynamics Corp.	695,500	127,089
Harris Corp.	170,593	35,593
Huntington Ingalls Industries, Inc.	478,900	101,426
Kratos Defense & Security Solutions, Inc. (a)	2,302,800	42,821
Lockheed Martin Corp.	42,000	16,383
Northrop Grumman Corp.	451,400	169,180
Space Exploration Technologies Corp.:
Class A (a)(b)(c)	247,745	53,017
Class C (a)(b)(c)	4,546	973
TransDigm Group, Inc.	53,200	27,700
		574,182
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	616,400	52,258
XPO Logistics, Inc. (a)(e)	409,800	29,329
		81,587
Airlines - 0.2%
Delta Air Lines, Inc.	55,400	3,191
Ryanair Holdings PLC sponsored ADR (a)	582,400	38,660
		41,851
Building Products - 0.5%
ASSA ABLOY AB (B Shares)	72,600	1,614
Fortune Brands Home & Security, Inc.	493,289	26,983
Toto Ltd.	2,302,500	86,713
		115,310
Commercial Services & Supplies - 0.4%
Cintas Corp.	215,496	57,774
Clean TeQ Holdings Ltd. (a)	70,300	14
KAR Auction Services, Inc. (e)	751,300	18,444
Stericycle, Inc. (a)	532,800	27,136
TulCo LLC (a)(b)(c)(d)	17,377	9,526
		112,894
Electrical Equipment - 0.5%
AMETEK, Inc.	153,769	14,119
Fortive Corp.	1,036,831	71,085
Generac Holdings, Inc. (a)	82,500	6,463
Melrose Industries PLC	19,166,625	47,510
		139,177
Industrial Conglomerates - 1.8%
General Electric Co.	52,382,100	468,296
Machinery - 0.4%
Donaldson Co., Inc.	940,900	49,002
IDEX Corp.	56,200	9,210
Ingersoll-Rand PLC	89,500	11,027
Pentair PLC	521,900	19,728
		88,967
Professional Services - 0.2%
CoStar Group, Inc. (a)	33,376	19,799
Experian PLC	356,530	11,393
FTI Consulting, Inc. (a)	211,600	22,427
		53,619
Road & Rail - 0.6%
Knight-Swift Transportation Holdings, Inc. Class A	1,472,435	53,449
Lyft, Inc.	1,092,007	44,598
Union Pacific Corp.	259,700	42,066
		140,113

TOTAL INDUSTRIALS		1,815,996

INFORMATION TECHNOLOGY - 23.0%
Communications Equipment - 0.8%
Cisco Systems, Inc.	2,764,600	136,599
Motorola Solutions, Inc.	184,000	31,355
Telefonaktiebolaget LM Ericsson (B Shares)	5,194,200	41,483
		209,437
Electronic Equipment & Components - 1.8%
Amphenol Corp. Class A	4,025,395	388,451
CDW Corp.	100,368	12,369
Keysight Technologies, Inc. (a)	218,900	21,288
Zebra Technologies Corp. Class A (a)	159,611	32,939
		455,047
IT Services - 7.1%
Accenture PLC Class A	170,900	32,873
Adyen BV (a)(f)	35,104	23,125
Akamai Technologies, Inc. (a)	813,000	74,292
ASAC II LP (a)(b)(c)	9,408,021	1,581
Automatic Data Processing, Inc.	53,200	8,588
Elastic NV	119,400	9,831
Endava PLC ADR (a)	22,850	865
EPAM Systems, Inc. (a)	97,100	17,703
Euronet Worldwide, Inc. (a)	225,600	33,005
Fidelity National Information Services, Inc.	596,330	79,169
Fiserv, Inc. (a)	512,084	53,047
Global Payments, Inc.	384,592	61,150
Leidos Holdings, Inc.	772,100	66,308
MasterCard, Inc. Class A	991,126	269,160
MongoDB, Inc. Class A(a)	310,200	37,373
Netcompany Group A/S (a)(f)	1,000	40
Okta, Inc. (a)	916,868	90,275
PagSeguro Digital Ltd. (a)	109,600	5,076
PayPal Holdings, Inc. (a)	2,933,093	303,839
Shopify, Inc. Class A (a)	178,100	55,426
Twilio, Inc. Class A (a)	94,100	10,347
Visa, Inc. Class A	3,349,971	576,229
Wix.com Ltd. (a)	61,300	7,156
		1,816,458
Semiconductors & Semiconductor Equipment - 1.8%
Advanced Micro Devices, Inc. (a)	1,171,400	33,959
Analog Devices, Inc.	666,500	74,468
Applied Materials, Inc.	64,200	3,204
ASML Holding NV	20,700	5,142
KLA-Tencor Corp.	9,900	1,579
Lam Research Corp.	89,900	20,777
Marvell Technology Group Ltd.	297,600	7,431
Microchip Technology, Inc.	198,000	18,396
NVIDIA Corp.	982,058	170,947
NXP Semiconductors NV	128,300	14,000
Qualcomm, Inc.	720,200	54,937
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	74,300	3,453
Texas Instruments, Inc.	36,087	4,664
Xilinx, Inc.	589,311	56,515
		469,472
Software - 11.5%
Adobe, Inc. (a)	2,063,886	570,149
Alteryx, Inc. Class A (a)	57,800	6,209
Atlassian Corp. PLC (a)	663,650	83,248
Black Knight, Inc. (a)	2,131,150	130,128
Ceridian HCM Holding, Inc. (a)	181,700	8,971
Coupa Software, Inc.(a)	243,181	31,509
CyberArk Software Ltd. (a)	32,252	3,219
Datadog, Inc. Class A (a)	64,700	2,194
DocuSign, Inc. (a)	24,900	1,542
Dropbox, Inc. Class A (a)	1,262,514	25,465
HubSpot, Inc. (a)	8,200	1,243
Intuit, Inc.	540,117	143,639
Microsoft Corp.	6,788,531	943,809
Paycom Software, Inc. (a)	149,191	31,254
Rapid7, Inc. (a)	29,500	1,339
RingCentral, Inc. (a)	433,268	54,444
Salesforce.com, Inc. (a)	4,670,366	693,269
Slack Technologies, Inc. Class A (a)	199,844	4,742
SurveyMonkey	1,086,981	18,587
Tanium, Inc. Class B (a)(b)(c)	692,100	6,492
Workday, Inc. Class A (a)	952,825	161,942
Zoom Video Communications, Inc. Class A (e)	16,364	1,247
		2,924,641
Technology Hardware, Storage & Peripherals - 0.0%
Samsung Electronics Co. Ltd.	82,500	3,375

TOTAL INFORMATION TECHNOLOGY		5,878,430

MATERIALS - 2.5%
Chemicals - 0.7%
Air Products & Chemicals, Inc.	47,500	10,538
International Flavors & Fragrances, Inc. (e)	455,700	55,910
LG Chemical Ltd.	64,380	16,080
Nutrien Ltd.	705,020	35,122
Sherwin-Williams Co.	107,600	59,166
Westlake Chemical Corp.	114,500	7,502
		184,318
Construction Materials - 0.0%
Vulcan Materials Co.	1,050	159
Metals & Mining - 1.8%
Agnico Eagle Mines Ltd. (Canada)	27,200	1,458
B2Gold Corp. (a)	33,009,932	107,388
Barrick Gold Corp.	168,600	2,922
Barrick Gold Corp. (Canada)	3,452,451	59,728
Franco-Nevada Corp.	1,432,661	130,544
Ivanhoe Mines Ltd. (a)	7,931,000	20,593
Kirkland Lake Gold Ltd.	1,092,252	48,930
Lundin Gold, Inc. (a)	318,600	1,840
Newcrest Mining Ltd.	2,644,425	62,024
Novagold Resources, Inc. (a)	3,386,172	20,575
Royal Gold, Inc.	25,800	3,179
		459,181

TOTAL MATERIALS		643,658

REAL ESTATE - 1.4%
Equity Real Estate Investment Trusts (REITs) - 1.4%
American Tower Corp.	566,375	125,243
AvalonBay Communities, Inc.	19,000	4,091
Equity Residential (SBI)	284,200	24,515
Essex Property Trust, Inc.	14,600	4,769
Gaming & Leisure Properties	640,700	24,500
Simon Property Group, Inc.	312,400	48,625
Spirit Realty Capital, Inc.	747,580	35,779
VEREIT, Inc.	2,745,500	26,851
VICI Properties, Inc.	2,459,700	55,712
		350,085
UTILITIES - 1.3%
Electric Utilities - 1.3%
Alliant Energy Corp.	1,116,300	60,202
Duke Energy Corp.	1,160,900	111,284
IDACORP, Inc.	240,500	27,097
NextEra Energy, Inc.	229,600	53,495
Southern Co.	1,345,800	83,130
		335,208
TOTAL COMMON STOCKS
(Cost $14,606,317)		24,510,919

Preferred Stocks - 0.7%
Convertible Preferred Stocks - 0.7%
CONSUMER DISCRETIONARY - 0.1%
Textiles, Apparel & Luxury Goods - 0.1%
Allbirds, Inc.:
Series A (b)(c)	14,952	752
Series B (b)(c)	2,627	132
Series C (b)(c)	25,104	1,262
Bolt Threads, Inc. Series D (a)(b)(c)	1,324,673	16,969
		19,115
CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Roofoods Ltd. Series F (a)(b)(c)	21,314	8,907
Sweetgreen, Inc.:
Series C (b)(c)	14,103	241
Series D (b)(c)	226,847	3,879
Series I (b)(c)	534,650	9,143
		22,170
HEALTH CARE - 0.3%
Biotechnology - 0.1%
23andMe, Inc.:
Series E (a)(b)(c)	166,247	2,206
Series F (a)(b)(c)	462,756	6,141
Intarcia Therapeutics, Inc. Series CC (a)(b)(c)	516,522	20,888
		29,235
Health Care Equipment & Supplies - 0.2%
Butterfly Network, Inc. Series D (a)(b)(c)	2,225,827	37,260
Health Care Providers & Services - 0.0%
Mulberry Health, Inc. Series A-8 (a)(b)(c)	1,159,721	8,048
TOTAL HEALTH CARE		74,543
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Space Exploration Technologies Corp.:
Series G (a)(b)(c)	145,254	31,084
Series H (a)(b)(c)	42,094	9,008
		40,092
INFORMATION TECHNOLOGY - 0.1%
Software - 0.1%
Magic Leap, Inc. Series D (a)(b)(c)	555,556	16,939
REAL ESTATE - 0.0%
Real Estate Management & Development - 0.0%
WeWork Companies, Inc. Series F (a)(b)(c)	31,954	1,129

TOTAL CONVERTIBLE PREFERRED STOCKS		173,988

Nonconvertible Preferred Stocks - 0.0%
CONSUMER DISCRETIONARY - 0.0%
Textiles, Apparel & Luxury Goods - 0.0%
Allbirds, Inc. (b)(c)	8,033	404
TOTAL PREFERRED STOCKS
(Cost $124,323)		174,392
	Principal Amount (000s)	Value (000s)

Corporate Bonds - 0.0%
Convertible Bonds - 0.0%
COMMUNICATION SERVICES - 0.0%
Entertainment - 0.0%
Trion World, Inc. 8% 12/31/49 pay-in-kind (b)(c)(g)(h)	313	0
Nonconvertible Bonds - 0.0%
ENERGY - 0.0%
Energy Equipment & Services - 0.0%
Pacific Drilling Second Lien Escrow Issuer Ltd. 12% 4/1/24 pay-in-kind (f)(h)	633	380
TOTAL CORPORATE BONDS
(Cost $958)		380
	Shares	Value (000s)

Other - 0.1%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Utica Shale Drilling Program (non-operating revenue interest) (b)(c)(d)	38,874,240	4,023
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23 (b)(c)(d)	33,620,067	21,853
TOTAL OTHER
(Cost $50,437)		25,876

Money Market Funds - 3.6%
Fidelity Cash Central Fund 1.96% (i)	796,809,506	796,969
Fidelity Securities Lending Cash Central Fund 1.96% (i)(j)	115,478,858	115,490
TOTAL MONEY MARKET FUNDS
(Cost $912,443)		912,459
TOTAL INVESTMENT IN SECURITIES - 100.3%
(Cost $15,694,478)		25,624,026
NET OTHER ASSETS (LIABILITIES) - (0.3)%		(79,691)
NET ASSETS - 100%		$25,544,335

Values shown as $0 in the Schedule of Investments may reflect amounts less than $500.

Legend

 (a) Non-income producing

 (b) Restricted securities - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $307,231,000 or 1.2% of net assets.

 (c) Level 3 security

 (d) Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.

 (e) Security or a portion of the security is on loan at period end.

 (f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $82,855,000 or 0.3% of net assets.

 (g) Non-income producing - Security is in default.

 (h) Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

 (i) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (j) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost (000s)
23andMe, Inc.	12/7/18	$379
23andMe, Inc. Series E	6/18/15	$1,800
23andMe, Inc. Series F	8/31/17	$6,425
Allbirds, Inc.	10/9/18	$2,077
Allbirds, Inc.	10/9/18	$440
Allbirds, Inc. Series A	10/9/18	$820
Allbirds, Inc. Series B	10/9/18	$144
Allbirds, Inc. Series C	10/9/18	$1,377
ASAC II LP	10/10/13	$725
Blu Homes, Inc.	6/10/13 - 12/30/14	$32,763
Bolt Threads, Inc. Series D	12/13/17	$21,247
Butterfly Network, Inc. Series D	5/4/18	$22,859
I-Pulse, Inc.	3/18/10	$94
Intarcia Therapeutics, Inc. Series CC	11/14/12	$7,040
Magic Leap, Inc. Series D	10/6/17	$15,000
Mulberry Health, Inc. Series A-8	1/20/16	$7,834
Olivo Labs	2/8/17	$763
Roofoods Ltd. Series F	9/12/17	$7,536
Space Exploration Technologies Corp. Class A	10/16/15 - 9/11/17	$25,597
Space Exploration Technologies Corp. Class C	9/11/17	$614
Space Exploration Technologies Corp. Series G	1/20/15	$11,251
Space Exploration Technologies Corp. Series H	8/4/17	$5,682
Sweetgreen, Inc. Series C	9/13/19	$241
Sweetgreen, Inc. Series D	9/13/19	$3,879
Sweetgreen, Inc. Series I	9/13/19	$9,143
Tanium, Inc. Class B	4/21/17	$3,436
Trion World, Inc.	8/22/08 - 3/20/13	$3,834
Trion World, Inc. 8% 12/31/49 pay-in-kind	10/10/13 - 4/10/18	$313
TulCo LLC	8/24/17	$6,103
Utica Shale Drilling Program (non-operating revenue interest)	10/5/16 - 9/1/17	$16,816
Utica Shale Drilling Program (non-operating revenue interest) 10% 10/5/23	10/5/16 - 4/5/18	$33,621
Weinstein Co. Holdings LLC Class A-1	10/19/05	$2,307
WeWork Companies, Inc. Series F	12/1/16	$1,604
WME Entertainment Parent, LLC Class A	8/16/16	$25,370

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$7,952
Fidelity Securities Lending Cash Central Fund	1,210
Total	$9,162

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker supplied prices.

When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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